Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Net (Loss) Income per Common Share (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net (loss) income, basic	$ (602,433)	$ 5,159,256	$ 8,345,749	$ 14,109,020
Allocation of net (loss) income, diluted	$ (602,433)	$ 5,159,256	$ 8,345,749	$ 14,109,020
Denominator:
Basic weighted average common stock outstanding	7,948,405	40,000,000	39,824,375	36,602,740
Diluted weighted average common stock outstanding	7,948,405	40,000,000	39,824,375	36,602,740
Basic net (loss) income per common stock	$ (0.08)	$ 0.13	$ 0.21	$ 0.39
Diluted net (loss) income per common stock	$ (0.08)	$ 0.13	$ 0.21	$ 0.39
Common Class F [Member]
Numerator:
Allocation of net (loss) income, basic	$ (501,075)	$ 1,289,814	$ 2,095,639	$ 3,813,712
Allocation of net (loss) income, diluted	$ (501,075)	$ 1,289,814	$ 2,095,639	$ 3,813,712
Denominator:
Basic weighted average common stock outstanding	6,611,111	10,000,000	10,000,000	9,893,836
Diluted weighted average common stock outstanding	6,611,111	10,000,000	10,000,000	9,893,836
Basic net (loss) income per common stock	$ (0.08)	$ 0.13	$ 0.21	$ 0.39
Diluted net (loss) income per common stock	$ (0.08)	$ 0.13	$ 0.21	$ 0.39